Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash	$ 3,796	$ 6,805
Restricted cash	38,392	197,130
Investments	29,913	0
Restricted investments	138,072	0
Prepaid expenses and other assets	4,163	3,142
Right-of-use assets	56,439	56,867
Total assets	339,910	303,887
Liabilities and equity
Accounts payable, accrued expenses and other liabilities	18,362	10,959
Operating lease liabilities	52,252	61,289
Bonds payable, net of debt issuance costs and premiums	160,832	160,679
Warrants liability	6,534	0
Total liabilities	237,980	232,927
Redeemable Sky Series B Preferred Units	0	54,029
Stockholders’ equity
Preferred stock; $0.0001 par value; 10,000,000 shares authorized as of June 30, 2022; none issued and outstanding	0	0
Additional paid-in capital	28,841	0
Accumulated deficit	(3,098)	0
Accumulated other comprehensive (loss) income	(84)	0
Total Sky Harbour Group Corporation stockholders’ equity	25,664	0
Members’ equity	0	16,931
Non-controlling interests	76,266	0
Total equity	101,930	16,931
Total liabilities and equity	339,910	303,887
Common Class A [Member]
Stockholders’ equity
Common stock	1	0
Common Class B [Member]
Stockholders’ equity
Common stock	4	0
Construction in Progress [Member]
Assets
Property, Plant and Equipment, Net	54,288	25,034
Asset under Construction [Member]
Assets
Property, Plant and Equipment, Net	14,226	14,500
Equipment and Software [Member]
Assets
Property, Plant and Equipment, Net	$ 621	$ 409